UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from

November 16, 2014 to December 15, 2014

Commission File Number of issuing entity:

333-182215-01

Fifth Third Auto Trust 2013-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:

333-182215

Fifth Third Holdings Funding, LLC

(Exact name of depositor as specified in its charter)

Fifth Third Bank

(Exact name of sponsor as specified in its charter)

Delaware	80-0900302
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o Fifth Third Holdings Funding, LLC 1701 Golf Road, Tower 1, 9th Floor Rolling Meadows, Illinois	60008
(Address of principal executive offices of issuing entity)	(Zip Code)

(847) 354-7341

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1 Notes			☒

Class A-2 Notes			☒

Class A-3 Notes			☒

Class A-4 Notes			☒

Class B Notes			☒

Class C Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Fifth Third Auto Trust 2013-A as of the December 11, 2014 determination date, are attached as Exhibit 99.1.

No assets securitized by Fifth Third Bank were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period November 16, 2014 to December 15, 2014.

Fifth Third Bank filed its most recent Form ABS 15G on January 21, 2014. The CIK number of Fifth Third Bank is 0000035528.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 8 – Other Information.

Nothing to report.

ITEM 9 – Exhibits.

Exhibit 99.1    Monthly Distribution and Pool Performance Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: December 19, 2014

FIFTH THIRD HOLDINGS FUNDING, LLC
(Depositor)

By:	/s/ Jamie Leonard
Name:	Jamie Leonard
Title:	President